COMMON STOCK	12 Months Ended
Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 17 -	COMMON STOCK

Lincoln Park Capital

Pursuant to an April 19, 2013 purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”) we had the right to sell to and Lincoln Park was obligated to purchase up to $10 million in shares of the Company’s Common Stock, subject to certain limitations, from time to time, over the 36 month period commencing on May 9, 2013. We raised the entire $10 million from the sale of shares to Lincoln Park pursuant to that agreement. That agreement terminated in March 2014 with the sale of all shares covered by that agreement.

On April 10, 2014, we entered into another Purchase Agreement and a Registration Rights Agreement with Lincoln Park. Pursuant to the terms of the Purchase Agreement, Lincoln Park has agreed to purchase from us up to $40 million of our common stock (subject to certain limitations) from time to time over a 36-month period. Pursuant to the terms of the Registration Rights Agreement, we have filed with the SEC a registration statement to register for resale under the Securities Act the shares that have been or may be issued to Lincoln Park under the Purchase Agreement. That registration statement was declared effective by the SEC on May 1, 2014. A post-effective amendment to that Registration Statement was subsequently filed with the SEC and declared effective on July 1, 2014.

Upon execution of the Purchase Agreement, we have issued 1,928,641 shares of our common stock to Lincoln Park pursuant to the Purchase Agreement as consideration for its commitment to purchase additional shares of our common stock under that agreement and we are obligated to issue up to an additional 1,928,641 commitment shares to Lincoln Park pro rata as up to $40 million of our common stock is purchased by Lincoln Park. Through June 7, 2016, we have sold to Lincoln Park an aggregate of 76.7 million shares under the Purchase Agreement for aggregate gross proceeds of approximately $21.2 million. In addition, we have issued an additional 1.0 million Commitment Shares.

We may, from time to time and at our sole discretion but no more frequently than every other business day, direct Lincoln Park to purchase (a “Regular Purchase”) up to 500,000 shares of our common stock on any such business day, increasing up to 800,000 shares, depending upon the closing sale price of the common stock, provided that in no event shall Lincoln Park purchase more than $760,000 worth of our common stock on any single business day. The purchase price of shares of Common Stock related to the future Regular Purchase funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 10 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the floor price of $0.10 per share, subject to adjustment.

In addition to Regular Purchases, on any business day on which we have properly submitted a Regular Purchase notice and the closing sale price is not below $0.15, we may purchase (an “Accelerated Purchase”) an additional “accelerated amount” under certain circumstances. The amount of any Accelerated Purchase cannot exceed the lesser of three times the number of purchase shares purchased pursuant to the corresponding Regular Purchase; and 30% of the aggregate shares of our common stock traded during normal trading hours on the purchase date. The purchase price per share for each such Accelerated Purchase will be equal to the lower of (i) 97% of the volume weighted average price during the purchase date; or (ii) the closing sale price of our common stock on the purchase date.

In the case of both Regular Purchases and Accelerated Purchases, the purchase price per share will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction occurring during the business days used to compute the purchase price.

Other than as set forth above, there are no trading volume requirements or restrictions under the Purchase Agreement, and we will control the timing and amount of any sales of our common stock to Lincoln Park.

Our sales of shares of Common Stock to Lincoln Park under the Lincoln Park Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of Common Stock.

The Lincoln Park Purchase Agreement and the Lincoln Park Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Lincoln Park Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Lincoln Park Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, without limitation, market conditions, the trading price of the Common Stock and determinations by the Company as to appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Lincoln Park Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Lincoln Park Purchase Agreement. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

The net proceeds under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to Lincoln Park. The Company expects that any proceeds received by the Company from such sales to Lincoln Park under the Lincoln Park Purchase Agreement will be used for general corporate purposes and working capital requirements.

Summary of Common Stock Activity
During Fiscal Years 2016, 2015 and 2014 the Company issued a total of 80,386,651, 70,918,271 and 185,748,471 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

	Fiscal Year	Fiscal Year	Fiscal Year
Description	2016	2015	2014

Common shares sold pursuant to the Lincoln Park Capital Purchase Agreements, with net proceeds of such shares totaling $6,199,643, $13,236,624 and $10,000,000 in Fiscal 2016, Fiscal 2015, and Fiscal 2014, respectively.	23,945,346	47,172,240	65,143,216

Common shares issued as commitment shares pursuant to the Lincoln Park Capital Purchase Agreements	298,923	2,566,861	5,858,230

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling zero, zero and $68,089 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	---	---	878,543

Common Shares issued pursuant to the conversion of Series B, Series C, Series E and Series I Convertible Preferred Share derivatives, with such derivative liabilities totaling zero, $2,272,500, and 9,825,066 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively, at the time of their conversion.	---	6,060,000	91,796,043

Common Shares issued in payment of Director’s fees totaling $100,071, $110,000 and $110,000 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	408,892	321,611	1,210,583

Common shares issued in payment of employee salaries totaling $1,039,000, $849,737 and $368,233 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively.	4,236,555	2,518,668	3,439,467

Common shares issued in payment of consulting expenses totaling $24,000, $23,999 and $18,836 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	97,467	70,169	210,018

Common shares issued pursuant to warrants exercised	48,283,968	11,985,388	16,904,038

Common shares issued pursuant to options exercised	112,500	223,334	308,333
Milestone shares issued pursuant to EPIC Strategic Alliance Agreement totaling $840,000, zero and zero for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	3,000,000	---	---

Total Common Shares issued during Fiscal 2016, Fiscal 2015 and Fiscal 2014	80,383,651	70,918,271	185,748,471

Common Shares issued at March 31,	711,544,352	631,160,701	560,242,430